Stock-based Compensation - Additional Information (Detail) - USD ($)							3 Months Ended			12 Months Ended
	Apr. 01, 2028	Nov. 10, 2025	Jun. 10, 2025	Jun. 06, 2025	Apr. 01, 2021	Oct. 27, 2020	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense										$ 149,330,000	$ 54,475,000	$ 35,318,000
Other current liabilities										20,498,000	9,327,000
2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense						$ 0				183,200,000
Increase in compensation cost											3,700,000
Employee Stock Option | 2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense										200,000	600,000	600,000
Cancelled and settled all outstanding options for cash payment		$ 300,000
Total fair value of options that vested										200,000
Employee Stock Option | 2021 Restricted Shares Plan [Member] | Maximum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense		$ 100,000
Restricted Stock Units (RSUs) [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs										0
Stock-based compensation expense										0	4,600,000	5,500,000
Equity Settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs										25,500,000
Stock-based compensation expense										$ 23,800,000	16,200,000	10,400,000
Restricted shares to the founders of Second Spectrum										3,279,410
Weighted-average period										2 years
Cash-settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs										$ 400,000
Stock-based compensation expense										$ 500,000	500,000	200,000
Restricted shares to the founders of Second Spectrum										37,016
Weighted-average period										1 year 10 months 24 days
Other current liabilities										$ 600,000	500,000
Equity-settled Performance-Based Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs										86,100,000
Stock-based compensation expense										$ 72,600,000	32,600,000	12,800,000
Restricted shares to the founders of Second Spectrum										12,550,859
Weighted-average period										1 year 10 months 24 days
Percentage of cumulative adjusted EBITDA performance conditions granted							150.00%	150.00%	150.00%
Percentage of cumulative revenue							150.00%	150.00%	127.00%
Increase in compensation cost							$ 8,700,000	$ 8,700,000	$ 7,400,000
Equity-settled Performance-Based Restricted Share Units [Member] | Minimum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of awards granted on achievement of performance										0.00%
Equity-settled Performance-Based Restricted Share Units [Member] | Maximum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of awards granted on achievement of performance										150.00%
PSUs granted in 2023
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Increase in compensation cost										$ 7,400,000
PSUs granted in 2024
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Increase in compensation cost										5,800,000
NFL Warrants [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Closing price of dMY's common stock				$ 9.48	$ 15.63
Unrecognized compensation costs										$ 37,800,000
Weighted-average period										2 years 3 months 18 days
Issue of NFL aggregate warrants				9,500,000						9,500,000
Share issued, NFL					18,500,000
Exercise price per share of warrants				$ 0.01	$ 0.01					$ 0.01
Additional warrants issuance description										each warrant was issued with one share of redeemable B Share with a par value of $0.0001.
Cost recognized for the warrants										$ 52,300,000	$ 0	$ 5,900,000
Number of warrants vested			4,500,000							4,500,000	0	3,000,000
NFL Warrants [Member] | Scenario Forecast
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Number of warrants vested	5,000,000